Summary of Significant Accounting Policies - Recent accounting pronouncements (Details) - Accounting Standards Update 2016-02 - Cumulative effect, period of adoption, adjustment $ in Millions	Dec. 31, 2021 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Rights of use assets	$ 2.3
Operating lease liabilities	$ 2.3